SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jul. 29, 2021	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Total revenue, net	$ 2,267,538	$ 1,942,185		$ 6,872,655	$ 4,202,922
Income (loss) before income taxes and equity earnings	11,526	(28,345)		66,002	2,204
Income tax benefit (expense)	34,778	3,401		28,355	(4,838)
Interest expense	(17,095)	(9,341)		(41,724)	(14,187)
Depreciation	(30,424)	(21,103)		(89,579)	(34,316)
Amortization of intangible assets	(2,633)	(2,649)		(8,248)	(8,221)
Merger, transaction and other related costs	0	(13,719)		0	(28,814)
Mark to market gains (losses)	(2,310)	2,921		5,819	1,856
Gain on asset sales	530	0		8,346	0
Produce recalls	442	0		(15,809)	0
Incremental charges on biological assets and inventory related to the acquisition of Legacy Dole	(5,520)	(29,180)		(40,464)	(29,180)
Other items	532	1,201		1,283	6,441
Adjustments from equity method investments	(4,676)	(8,032)		(12,924)	(76,372)
Net income (loss)	46,604	(21,563)		98,385	41,384
Legacy Dole
Segment Reporting Information [Line Items]
Total revenue, net			$ 2,878,597
Income (loss) before income taxes and equity earnings	0	1,765	118,815	0	93,353
Income tax benefit (expense)			(30,557)
Interest expense			$ (36,998)
Tropical fruit
Segment Reporting Information [Line Items]
Income (loss) before income taxes and equity earnings	51,076	11,271		170,942	11,271
Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Income (loss) before income taxes and equity earnings	31,616	30,495		91,088	98,735
Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Income (loss) before income taxes and equity earnings	(725)	6,914		28,720	21,163
Fresh Vegetables
Segment Reporting Information [Line Items]
Income (loss) before income taxes and equity earnings	(8,987)	4,493		(27,420)	4,493
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net	2,297,994	1,958,261		6,990,500	4,218,998
Operating Segments | Tropical fruit
Segment Reporting Information [Line Items]
Total revenue, net	751,348	452,157		2,306,982	452,157
Operating Segments | Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Total revenue, net	759,964	873,051		2,400,967	2,567,679
Operating Segments | Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Total revenue, net	479,839	419,214		1,391,731	985,323
Operating Segments | Fresh Vegetables
Segment Reporting Information [Line Items]
Total revenue, net	306,843	213,839		890,820	213,839
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenue, net	$ (30,456)	$ (16,076)		$ (117,845)	$ (16,076)